Significant Accounting Policies (Details) - Pegasus Digital Mobility Acquisition Corp - USD ($)				12 Months Ended
	Oct. 12, 2023	Dec. 26, 2021	Oct. 26, 2021	Dec. 31, 2023	Dec. 31, 2022	Oct. 16, 2023
Significant Accounting Policies
Cash equivalents				$ 0	$ 0
Asset, Held-in-Trust	$ 54,771,694					$ 54,771,964
Maximum maturity of securities held in trust account				185 days
Proceeds from Sale of Long-Term Investments	$ 54,771,964
Unrecognized tax benefits				$ 0	0
Unrecognized tax benefits accrued for interest and penalties				0	0
Net (loss) income				(2,606,912)	11,838,568
Accretion of Class A ordinary shares to redemption amount				8,965,306	3,333,240
Net income including accretion of temporary equity to redemption value				(11,572,218)	8,505,328
Accumulated Deficit
Significant Accounting Policies
Net (loss) income				(2,606,912)	11,838,568
Accretion of Class A ordinary shares to redemption amount				8,574,628	3,333,240
Additional Paid-in Capital
Significant Accounting Policies
Net (loss) income					$ 0
Accretion of Class A ordinary shares to redemption amount				$ 390,678
IPO
Significant Accounting Policies
Transaction Costs			$ 13,124,654
Class A ordinary shares
Significant Accounting Policies
Percentage of net income (loss) allocated to share classes				66.00%	80.00%
Class A ordinary shares subject to possible redemption
Significant Accounting Policies
Sale of Units through public offering net of issuance costs (in shares)				4,500,017	22,500,000
Net (loss) income				$ 1,336,470	$ 10,137,502
Accretion of Class A ordinary shares to redemption amount				8,965,306	3,333,240
Net income including accretion of temporary equity to redemption value				$ (7,628,836)	$ 6,804,262
Basic and diluted weighted average shares outstanding				10,882,086	22,500,000
Basic and diluted weighted average shares outstanding				10,882,086	22,500,000
Basic and diluted net income (loss) per share, basic				$ 0.12	$ 0.45
Basic and diluted net income (loss) per share, diluted				$ 0.12	$ 0.45
Class A ordinary shares subject to possible redemption | Ordinary shares
Significant Accounting Policies
Net (loss) income					$ 0
Accretion of Class A ordinary shares to redemption amount				$ (8,965,306)	(3,333,240)
Class A ordinary shares subject to possible redemption | Accumulated Deficit
Significant Accounting Policies
Accretion of Class A ordinary shares to redemption amount				8,574,628	3,333,240
Class A ordinary shares subject to possible redemption | Additional Paid-in Capital
Significant Accounting Policies
Accretion of Class A ordinary shares to redemption amount				390,678
Class A ordinary shares subject to possible redemption | IPO
Significant Accounting Policies
Sale of Units through public offering net of issuance costs (in shares)			20,000,000
Class B ordinary shares
Significant Accounting Policies
Units issued to Sponsor during period, shares, new issues		125,000
Net (loss) income				(3,943,382)	1,701,066
Net income including accretion of temporary equity to redemption value				$ (3,943,382)	$ 1,701,066
Percentage of net income (loss) allocated to share classes				34.00%	20.00%
Basic and diluted weighted average shares outstanding				5,625,000	5,625,000
Basic and diluted weighted average shares outstanding				5,625,000	5,625,000
Basic and diluted net income (loss) per share, basic				$ (0.70)	$ 0.30
Basic and diluted net income (loss) per share, diluted				$ (0.70)	$ 0.30
Class B ordinary shares | Ordinary shares
Significant Accounting Policies
Net (loss) income					$ 0